Asset Retirement Obligation (Details) - Schedule of Asset Retirement Obligation ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)
Schedule of Asset Retirement Obligation [Abstract]
Beginning balance	¥ 33,852	$ 215	¥ 22,979	¥ 16,854
Liabilities incurred during the period	82,440	523		5,526
Change in estimate			10,158
Accretion expense	1,864	12	715	599
Settlements	(34,500)	(219)
Ending balance	¥ 83,656	$ 531	¥ 33,852	¥ 22,979